Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current Tax	198,841	246,079	282,422	40,568
Deferred Tax	244	(23,759)	(62,397)	(8,963)
Total	199,085	222,320	220,025	31,605

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.14%	0.38%	0.04%
Effect of tax-free investment income	(2.03)%	(0.49)%	(1.37)%
Effect of different tax rate of subsidiary in other jurisdiction	(3.30)%	(2.54)%	(5.13)%
Effect of deferred tax asset allowance	1.07%	1.57%	5.85%
Effect of tax holidays	(0.73)%	(1.00)%	(2.60)%
Effect of income from equity in Fund of Fund	1.92%	0.49%	1.27%
Effect of true-ups	0.84%	(1.51)%	(0.47)%
Effect of others	0.01%	0.10%	0.14%
	22.92%	22.00%	22.73%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	(Amount in Thousands Except Shares Data)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Aggregate	6,367	10,106	25,146	3,612
Per share effect-basic	0.23	0.35	0.82	0.12
Per share effect-diluted	0.21	0.33	0.81	0.12

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	5,743	3,240	465
Tax loss carry forward	117,978	215,423	30,944
Unrealized other income	2,012	1,226	176
Others	3,302	4,194	602
Gross deferred tax assets	129,035	224,083	32,187
Valuation allowance	(15,651)	(56,653)	(8,137)
Net deferred tax assets	113,384	167,430	24,050
Deferred tax liabilities:
Unrealized investment income	67,092	56,401	8,101
Net deferred tax liabilities (after offsetting)	67,092	56,401	8,101